Subsequent Events (Details) (USD $)	0 Months Ended
	Jan. 01, 2015	Feb. 19, 2015
Subsequent Event [Member] | Held by Wells Fargo Bank N.A. [Member]
Subsequent Events (Details) [Line Items]
Cash and Cash Equivalents, Period Increase (Decrease)	$ 588,130
Subsequent Event [Member] | Paskewitz Asset Management, LLC [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Trust Redeemed	$ 588,130
Capital Unit, Class C [Member]
Subsequent Events (Details) [Line Items]
Annual Expense on Trust, Percentage		7.89%
Capital Unit, Class D [Member]
Subsequent Events (Details) [Line Items]
Annual Expense on Trust, Percentage		12.71%